Financial instruments and financial risk factors - Schedule of Future Minimum Lease Payments and Timing of Cash Outflows (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 58,630	$ 54,599
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,918	21,644
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,465	5,605
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63,028	57,681
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,964	6,529
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,472	35,774
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,960	5,136
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,626	6,620
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,757	1,217
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,693	2,005
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	135	186
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,331	5,909
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,537	1,083
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,413	1,278
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	83	91
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,068	6,624
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,321	942
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,378	1,239
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	70	53
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,766	6,201
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,114	801
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,368	1,229
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	54	33
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,986	6,564
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	894	658
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,181	5,826
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115	75
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,162	22,190
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,951	1,446
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,125	7,248
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48	31
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,089	3,573
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 390	$ 382